QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 4/30

Date of reporting period: 01/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.91%

CONSUMER DISCRETIONARY - 11.85%
AMC Networks Inc. - Class A	27,960	$1,442,458
Aptiv PLC	19,256	1,827,009
Aramark	29,398	1,346,722
BorgWarner, Inc.	28,043	1,577,699
Delphi Technologies PLC	4,418	244,006
Kohl’s Corp.	29,189	1,890,571
Lowe’s Companies, Inc.	18,035	1,888,806
Macy’s Inc.	53,606	1,391,076
Marriott International, Inc. - Class A	11,334	1,669,952
Omnicom Group Inc.	18,105	1,387,748
O’Reilly Automotive, Inc.	6,761	1,789,569
PulteGroup Inc.	53,380	1,699,085
The Michaels Cos., Inc.	53,740	1,443,994
Toll Brothers Inc.	36,500	1,700,170

		21,298,865

CONSUMER STAPLES - 7.69%
Blue Buffalo Pet Products, Inc.	49,825	1,693,053
Constellation Brands	7,776	1,706,599
Costco Wholesale Corp.	8,552	1,666,528
CVS Health Corp.	22,620	1,779,968
Mondelez International Inc.	37,364	1,658,962
The JM Smucker co.	13,675	1,735,221
Walgreens Boots Alliance, Inc.	22,888	1,722,551
Walmart	17,457	1,860,916

		13,823,798

ENERGY - 4.94%
Andeavor	13,337	1,442,530
Diamond Offshore Drilling, Inc.	67,823	1,199,111
ONEOK, Inc.	24,861	1,463,318
PBF Energy Inc.	49,500	1,600,335
Southwestern Energy Company	28,129	119,267
Transocean, Ltd.	134,592	1,452,248
Valero Energy Corp.	16,726	1,605,194

		8,882,003

FINANCIALS - 13.13%
Aflac, Inc.	17,588	1,551,262
The Allstate Corp.	14,273	1,409,744
Ally Financial Inc.	57,349	1,707,280
American Express Company	15,917	1,582,150
Ameriprise Financial, Inc.	9,316	1,571,609
Annaly Capital Management Inc.	133,910	1,411,411
Athene Holding Ltd.	33,639	1,687,332
Bank of America Corp.	49,492	1,583,744
Capital One Financial Corp.	15,686	1,630,716
Citizens Financial Group	35,500	1,629,450
Discover Financial Services	16,660	1,329,468
Lincoln National Corp.	21,116	1,748,405
Prudential Financial, Inc.	13,878	1,648,984
S&P Global Inc.	8,887	1,609,436
Unum Group	28,374	1,509,213

		23,610,204

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value
HEALTH CARE - 10.79%
AbbVie, Inc.	18,111	$2,032,416
Allergan PLC	9,231	1,663,980
Amgen, Inc.	7,304	1,358,909
Anthem, Inc.	7,442	1,844,500
Becton, Dickinson and Co.	2,180	529,609
Celgene Corp.	14,786	1,495,752
HCA Holdings, Inc.	18,221	1,843,236
Johnson & Johnson	8,319	1,149,603
Merck & Co., Inc.	27,191	1,611,067
Perrigo Co. PLC	18,143	1,644,119
Regeneron Pharmaceuticals Inc.	4,073	1,493,365
Stryker Corp.	8,449	1,388,847
United Therapeutics Corp.	10,383	1,339,407

		19,394,810

INDUSTRIAL - 9.32%
AMERCO	4,215	1,538,812
Fortive Corp.	21,625	1,643,932
HD Supply Holdings, Inc.	40,035	1,556,961
The Middleby Corp.	12,710	1,731,865
Sensata Technologies	31,000	1,743,750
Spirit AeroSystems Holdings, Inc.	19,498	1,995,815
Stericycle, Inc.	18,858	1,421,139
Union Pacific Corp	12,086	1,613,481
United Rentals, Inc.	8,537	1,546,136
XPO Logistics Inc.	20,830	1,967,185

		16,759,076

INFORMATION TECHNOLOGY - 25.16%
Alphabet Inc. - Class A	1,286	1,520,335
Applied Materials, Inc.	24,101	1,292,537
Broadcom LTD	5,290	1,312,079
CDW Corp.	18,395	1,375,762
CommScope Holdings Co., Inc.	44,519	1,719,769
Corning Inc.	40,727	1,271,497
First Data Corp. - Class A	74,469	1,318,101
First Solar Inc.	27,368	1,838,309
Fiserv, Inc.	9,157	1,289,672
Intel Corp.	33,325	1,604,265
Jabil Inc.	57,343	1,458,232
Lam Research Corp.	8,469	1,621,983
MasterCard Inc.	9,113	1,540,097
Match Group, Inc.	62,597	2,187,139
Micron Technology, Inc.	211,000	9,224,920
NCR Corp.	35,813	1,343,346
ON Semiconductor Corp.	76,023	1,880,809
Oorvo Inc.	17,860	1,281,812
Skyworks Solutions, Inc.	16,563	1,610,089
VeriSign, Inc.	12,081	1,388,349
Visa, Inc. - Class A	12,394	1,539,707
The Western Union Co.	59,710	1,241,370
Western Digital Corp.	14,845	1,320,908
Xerox Corp.	40,559	1,384,279
Zebra Technologies Corp.	13,426	1,653,546

		45,218,912

MATERIALS - 2.69%
Celanese Corp. - Class A	14,075	1,522,352
Huntsman Corp.	41,973	1,451,007
LyondellBasell Industries NV - Class A	15,479	1,855,003

		4,828,362

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value
REAL ESTATE - 2.73%
Colony Northstar, Inc. - Class A	146,261	$1,313,424
Host Hotels & Resorts Inc.	89,847	1,865,224
Spirit Realty Capital, Inc.	211,790	1,730,324

		4,908,972

UTILITIES - 2.62%
Entergy Corp.	22,022	1,732,911
FirstEnergy Corp.	47,170	1,551,893
UGI Corp.	31,017	1,419,648

		4,704,452

TOTAL COMMON STOCKS - 90.91%		163,429,454

EXCHANGE TRADED FUNDS - 8.48%

Large Cap - 8.48%
iShares Core S&P 500 ETF	24,750	7,032,713
SPDR S&P 500 ETF Trust	29,100	8,203,290

		15,236,003

TOTAL EXCHANGE TRADED FUNDS - 8.48%		15,236,003

MONEY MARKET FUND - 0.21%
Federated Treasury Obligations Fund 1.16%*	373,602	373,602

TOTAL INVESTMENTS - 99.60%		179,039,059
Other assets, net of liabilities - 0.40%		722,583

NET ASSETS - 100.00%		$179,761,642

*Effective 7 day yield as of January 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$163,429,454	$-	$-	$163,429,454
Exchange Traded Funds	15,236,003	-	-	15,236,003
Money Market	373,602	-	-	373,602

TOTAL	$179,039,059	$-	$-	$179,039,059

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2018.

At January 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $142,759,218 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,909,684
Gross unrealized depreciation	(3,629,843)

Net unrealized appreciation	$36,279,841

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value
COMMON STOCK - 98.04%

AUSTRALIA - 5.43%
Aristocrat Leisure LTD	19,771	$381,187
Genworth Mortgage Insurance	161,624	379,412
Quantas Airways LTD	89,600	380,917
Stockland Corp. LTD	109,740	373,585

		1,515,101

AUSTRIA - 1.32%
Vienna Insurance Group AG	10,356	367,293

BELGIUM - 1.36%
KBC Groep NV	3,932	378,199

CANADA - 6.33%
Canadian Imperial Bank of Commerce	3,816	377,860
CGI Group Inc.	6,837	390,666
Dollarama Inc.	2,865	391,832
Eldorado Gold Corp.	182,527	237,285
Genworth MI Canada Inc.	10,743	369,020

		1,766,663

CHINA - 3.96%
China Cinda Asset Management Co. LTD	847,950	358,851
China Resources Gas Group LTD	117,400	386,510
CNOOC Limited Spon ADR	2,278	358,102

		1,103,463

FINLAND - 1.27%
Stora Enso OYJ-R SHS	20,552	352,962

FRANCE -8.00%
Atos SE	2,302	363,308
Iliad SA	1,431	370,598
Kering	732	370,958
Pernod Ricards SA	2,327	371,013
Sanofi ADR	8,654	380,170
Thales SA	3,357	376,959

		2,233,006

GERMANY - 8.99%
Aroundtown SA	45,932	370,162
Aurubis AG	3,339	350,788
Freenet AG	9,398	360,411
Fresenius SE & Co KGAA	4,407	385,989
Porsche Automobile Holding-P	3,782	349,672
Software AG	6,328	343,098
TUI AG	15,374	347,047

		2,507,167

GREAT BRITAIN - 11.77%
31 Group PLC	29,034	383,540
Berkeley Group Holdings	6,464	363,599
Centrica PLC	182,296	345,036
Compass Group PLC	17,153	360,664
Imperial Brands PLC- Spon ADR	8,945	375,422
Indivior PLC	62,999	359,818
Persimmon PLC	10,133	359,578
Reckitt Benckiser Group	3,788	365,493
Unilever PLC	6,565	370,726

		3,283,876

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value
HONG KONG - 6.39%
Hang Lung Properties LTD	138,300	$366,023
Kingboard Chemical Holdings Limited	132,500	729,297
SINO Biopharmaceutical	154,832	285,458
WH Group LTD	323,902	401,285

		1,782,063

IRELAND - 1.36%
Ryanair Holdings PLC	18,272	378,519

ITALY - 2.63%
ACEA SPA	18,651	360,643
Snam SPA	76,376	371,962

		732,605

JAPAN - 20.17%
Asahi Glass Co. LTD	8,300	363,675
Astellas Pharma Inc.	29,300	385,950
Chiba Bank LTD	40,800	352,316
Coca Cola West Co. LTD	9,800	345,582
Dai Nippon Printing Co., LTD	16,100	357,876
Fukuoka Financial Group, Inc.	60,000	346,872
Haseko Corp.	22,800	355,390
Hitachi Chemical Co. LTD	13,900	353,857
Mitsubishi UFJ Financial Group Inc.	45,200	339,372
Mixi, Inc.	8,200	361,169
Orix Corp.	17,800	331,348
Resona Holdings Inc.	52,900	318,068
Shinsei Bank, Ltd.	20,500	356,481
Softbank Group Corp. Unsponsored ADR	8,811	366,978
Sumitomo Mitsui Trust Holdings Inc.	8,250	341,637
Toyota Boshoku Corp.	16,500	352,127

		5,628,698

LUXEMBOURG - 1.17%
Subsea 7 SA	20,882	325,104

NETHERLANDS - 3.99%
LyondellBasell Industries N.V.	3,136	375,818
Philips Lighting N.V.	9,486	373,688
Sensata Technologies Holding	6,467	363,769

		1,113,275

NEW ZEALAND - 1.40%
Air New Zealand LTD	171,655	389,597

NORWAY - 1.02%
Salmar ASA	10,445	284,033

SPAIN - 2.64%
ACS Actividades Co.	20,901	10,961
ACS Actividades Cons Y S	9,013	361,327
Mediaset Espana Comunicacion	32,195	364,400

		736,688

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value
SWEDEN -2.72%
Swedish Match AB	8,841	$358,214
Telia Co. AB	80,046	401,851

		760,065

SWITZERLAND - 5.36%
ABB LTD	13,245	369,138
Adecco SA-REG	4,500	369,770
LafargeHolcim LTD	6,044	369,565
Novartis AG-Spon ADR	4,311	388,249

		1,496,722

UNITED STATES - 0.79%
iShares MSCI EAFE ETF	3,000	221,520

TOTAL COMMON STOCKS - 98.04%		27,356,619

TOTAL INVESTMENTS - 98.04%		27,356,619
Other assets, net of liabilities - 1.96%		546,593

TOTAL NET ASSETS - 100.00%		$27,903,212

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3

Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$27,356,619	$-	$-	$27,356,619

The Fund held no Level 3 securities at any time during the period. There were no transfers during the period ended January 31, 2018.

At January 31, 2018, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $23,512,842 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,191,405
Gross unrealized depreciation	$(1,347,628)

Net unrealized appreciation	$3,843,777

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 - (unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.79%

CONSUMER DISCRETIONARY - 12.37%
Asbury Automotive Group Inc.	2,378	$172,762
Big Lots, Inc.	2,802	170,306
Cooper Standard Holdings, Inc.	1,283	159,849
Extended Stay America, Inc.	7,690	155,569
KB Home	5,216	164,408
Meritage Homes Corp.	2,941	139,550
Pinnacle Entertainment, Inc.	6,333	204,493
Planet Fitness Inc. “A”	6,214	209,785
Taylor Morrison Home Corp. “A”	7,087	180,222
Tenneco Inc.	2,438	141,428
The Children’s Place, Inc.	1,337	200,283
Zagg, Inc.	8,145	136,022

		2,034,677

CONSUMER STAPLES - 3.06%
Darling Ingredients Inc.	9,242	171,347
Fresh Del Monte Produce Inc.	3,281	155,224
USANA Health Sciences, Inc.	2,364	176,473

		503,044

ENERGY - 3.56%
Diamond Offshore Drilling, Inc.	12,251	216,598
PBF Energy Inc.	5,372	173,677
Unit Corp.	8,071	195,560

		585,835

FINANCIALS - 18.66%
American Equity Investment Life Holding Co.	6,134	202,422
Apollo Investment Corp.	26,077	149,943
BofI Holding, Inc.	5,537	199,166
Credit Acceptance Corp.	547	180,351
Customers Bancorp, Inc.	4,420	135,473
Encore Capital Group, Inc.	3,377	139,977
Evercore Inc.	2,225	223,724
MFA Financial, Inc.	18,802	134,622
MGIC Investment Corp.	12,522	185,576
NMI Holdings, Inc.	8,765	160,838
Primerica, Inc.	1,478	149,278
Radian Group Inc.	8,113	179,054
Stifel Financial Corp.	3,198	215,929
The Caryle Group LP	7,550	190,260
Virtus Investment Partners, Inc.	1,520	194,560
Walker & Dunlop Inc.	3,191	148,222
World Acceptance Corp.	2,368	279,542

		3,068,937

HEALTH CARE - 15.72%
Akorn, Inc.	4,081	131,490
AMN Healthcare Services, Inc.	3,652	195,930
Diplomat Pharmacy, Inc.	8,645	233,329
Emergent BioSolutions, Inc.	4,490	219,067
Encompass HealthSouth Corp.	3,153	166,857
Globus Medical, Inc.	4,690	215,928
Innoviva, Inc.	12,007	175,182
Medpace Holdings, Inc.	6,043	221,959
Owens & Minor Inc.	8,106	170,712
PRA Health Sciences, Inc.	2,366	215,448
Sucampo Pharmaceuticals, Inc.	13,500	242,325
The Ensign Group, Inc.	7,869	181,223
Tivity Health, Inc.	5,542	214,753

		2,584,203

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 - (unaudited)

	Shares	Fair Value
INDUSTRIAL - 13.43%
Aerojet Rocketdyne Holdings, Inc.	6,663	$183,233
Argan, Inc.	2,847	124,129
Continental Building Products, Inc.	5,651	160,771
Deluxe Corp.	2,105	156,338
Engility Holdings Inc.	5,013	131,140
Generac Holdings, Inc.	3,979	194,692
H&E Equipment Services, Inc.	4,505	177,407
Meritor, Inc.	6,807	185,695
Milacron Holdings Corp.	7,636	144,855
On Assignment, Inc.	2,605	199,465
The Greenbrier Cos., Inc.	3,240	162,486
TriNet Group, Inc.	4,362	191,361
TrueBlue, Inc.	7,213	197,276

		2,208,848

INFORMATION TECHNOLOGY - 15.77%
Belden Inc.	1,990	168,692
Blucora, Inc.	7,100	173,240
Ciena Corp.	5,991	127,488
Cirrus Logic, Inc.	3,255	161,350
Conduent Inc.	11,057	181,335
ePlus, Inc.	2,192	169,222
Extreme Networks, Inc.	13,877	208,571
Ichor Holdings, LTD.	6,700	213,864
ScanSource, Inc.	3,602	123,188
SMART Global Holdings, Inc.	5,583	202,495
Tech Data Corp.	1,782	178,681
TTM Technologies, Inc.	8,936	147,355
Ultra Clean Holdings, Inc.	8,051	174,626
Vishay Intertechnology, Inc.	8,852	194,301
Xcerra Corp.	16,893	168,592

		2,593,000

MATERIALS - 4.35%
Coeur Mining, Inc.	20,930	168,277
Platform Specialty Products Corp.	15,742	184,339
SunCoke Energy, Inc.	16,110	178,821
Warrior Met Coal, Inc.	6,583	184,127

		715,564

REAL ESTATE - 6.12%
Empire State Realty Trust, Inc.	5,829	113,957
Mack-Cali Realty Corp.	6,889	138,262
RLJ Lodging Trust	8,912	206,045
Ryman Hospitality Properties, Inc.	2,737	209,517
TIER REIT Inc.	9,583	186,006
Xenia Hotels & Resorts, Inc.	6,833	151,693

		1,005,480

TELECOMMUNICATION SERVICES - 0.75%
Vonage Holdings Corp.	11,035	123,482

TOTAL COMMON STOCKS - 93.79%		15,423,070

EXCHANGED TRADED FUNDS - 3.71%
iShares Russell 2000 ETF	3,900	609,804

TOTAL EXCHANGE TRADED FUNDS		609,804

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 - (unaudited)

	Shares	Fair Value
MONEY MARKET FUND - 2.28%
Federated Treasury Obligations Fund 1.16%*	375,330	$375,330

TOTAL MONEY MARKET FUND		375,330

TOTAL INVESTMENTS - 99.78%		16,408,204
Other assets, net of liabilities - 0.22%		35,579

NET ASSETS - 100.00%		$16,443,783

* Effective 7 day yield as of January 31, 2018.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$15,423,070	$–	$–	$15,423,070
Exchange Traded Funds	609,804	–	–	609,804
Money Market	375,330	–	–	375,330

	$16,408,204	$–	$–	$16,408,204

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2018.

At January 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $13,262,865 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,579,288
Gross unrealized depreciation	(433,949)

Net unrealized appreciation	$3,145,339

TOREADOR SELECT FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.81%
CONSUMER DISCRETIONARY - 11.60%
Aptiv LLC	3,518	$333,788
Darden Restaurants, Inc.	3,279	314,292
LKQ Corp.	7,574	318,335
Lowe’s Companies, Inc.	3,213	336,497
Michael Kors Holdings LTD	4,877	321,882
Target Corp.	4,418	332,322

		1,957,116

CONSUMER STAPLES - 8.16%
Constellation Brands	1,241	272,362
CVS Health Corp.	3,524	277,304
Tyson Foods Inc. “A”	3,491	265,700
Walgreens Boots Alliance, Inc.	3,674	276,505
Wal-Mart Stores, Inc.	2,679	285,581

		1,377,452

ENERGY - 5.25%
Chevron Corp.	1,732	217,106
ConocoPhillips	3,836	225,595
National Oilwell Varco, Inc.	5,917	217,036
Valero Energy Corp.	2,348	225,338

		885,075

FINANCIALS - 13.79%
The Allstate Corp.	3,285	324,459
Ameriprise Financial, Inc.	1,914	322,892
Bank of America Corp.	10,582	338,624
Capital One Financial Corp.	3,211	333,816
JP Morgan Chase & Co.	2,934	339,376
The Travelers Cos., Inc.	2,336	350,213
Unum Group	5,975	317,810

		2,327,190

HEALTH CARE - 12.12%
Allergan PLC	1,612	290,579
Biogen Inc.	817	284,161
Celgene Corp.	2,721	275,256
Danaher Corp.	2,892	292,902
Gilead Sciences, Inc.	3,568	298,998
McKesson Corp.	1,743	294,358
Thermo Fisher Scientific Inc.	1,385	310,392

		2,046,646

TOREADOR SELECT FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value
INDUSTRIAL - 9.18%
Alaska Air Group, Inc.	3,848	$252,929
Quanta Services Inc.	6,553	252,225
Roper Technologies, Inc.	943	264,596
Stanley Black & Decker, Inc.	1,515	251,838
Stericyle, Inc.	3,631	273,632
Union Pacific Corp.	1,905	254,318

		1,549,538

INFORMATION TECHOLOGY - 21.53%
Alphabet Inc. Class A	345	407,866
Apple Inc.	2,285	382,578
Cisco Systems, Inc.	9,646	400,695
eBAY Inc.	9,961	404,217
Fiserv, Inc.	2,859	402,662
HP Inc.	17,288	403,156
Intel Corp.	8,411	404,906
Mastercard Inc.	2,409	407,121
NVIDIA Corp.	1,706	419,335

		3,632,536

MATERIALS - 2.76%
CF Industries Holdings, Inc.	5,468	232,062
Ecolab Inc.	1,682	231,578

		463,640

REAL ESTATE - 2.53%
Host Hotels & Resorts, Inc.	20,563	426,888

TELECOMMUNICATION SERVICES - 2.34%
Verizon Communications Inc.	7,314	395,468

UTILITIES - 2.55%
DTE Energy Co.	1,997	210,963
Public Service Enterprise Group	4,219	218,840

		429,803

TOTAL COMMON STOCKS - 91.81%		15,491,352

EXCHANGE TRADED FUNDS - 7.88%

Large Cap - 7.88%
iShares Core S&P 500 ETF	1,800	511,470
SPDR S&P 500 ETF Trust	2,900	817,510

		1,328,980

TOTAL EXCHANGE TRADED FUNDS - 7.88%		1,328,980

TOREADOR SELECT FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value
MONEY MARKET FUND - 0.72%
Federated Treasury Obligation Fund 1.16%*	121,913	$121,913

TOTAL INVESTMENTS - 100.40%		16,942,245
Liabilities, in excess of other assets - (0.40)%		(68,207)

NET ASSETS - 100.00%		$16,874,038

*Effective 7 day yield as of January 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$15,491,352	$–	$–	$15,491,352
Exchange Traded Funds	1,328,980	–	–	1,328,980
Money Market	121,913	–	–	121,913

	$16,942,245	$–	$–	$16,942,245

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2018.

At January 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $16,009,811 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$986,481
Gross unrealized depreciation	(54,047)

Net unrealized appreciation	$932,434

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	March 22, 2018

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	March 22, 2018